Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory

Note 3. Inventory

Inventory is stated at the lower of cost (first-in, first-out) or net realizable value. The company records excess and obsolete inventory reserves. The estimated reserve is based on specific identification of excess or obsolete inventories.

Inventory consisted of the following as of September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
Raw materials and supplies	$14,242	$18,920
Work in process	37	165
Finished equipment and replacement parts	11,302	12,105

	25,581	31,190
Less: Reserves for excess and obsolete	(458)	(294)

	$25,123	$30,896

NOTE 4—INVENTORY

Inventory consisted of the following:

	December 31,
	2016	2015
Raw materials and supplies	$18,920	$18,462
Work in process	165	89
Finished equipment and replacement parts	12,105	10,580

	31,190	29,131
Less: Reserves for excess and obsolete	(294)	(103)

	$30,896	$29,028